Borrowings and long-term debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due in:
2013	$ 412,151
2014	934,257
2015	153,947
2016	0
2017	405,185
Long-Term Debt	$ 1,905,540	$ 1,487,548